Income Taxes (Details) - Schedule of Income Tax Provision - Successor [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Current income tax (benefit) expense
Federal	$ (22,007)
State
Total current income tax benefit	(22,007)
Deferred tax (benefit) expense:
Federal	(146,762)
State	(325,795)
Valuation allowance	(571,975)
Total deferred income tax (benefit) expense	(2,365,632)
Total income tax (benefit) expense	$ (2,387,639)